SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                         DWS Gold & Precious Metals Fund

Effective July 31, 2009, Deutsche Investment Management Americas Inc. (the "Advisor") assumed all day-to-day advisory responsibilities for the fund that were previously delegated to Deutsche Asset Management International GmbH ("DeAMi") pursuant to an interim subadvisory agreement between the Advisor and DeAMi. All references to DeAMi are hereby deleted.





               Please Retain This Supplement for Future Reference




August 5, 2009                                            [DWS INVESTMENTS LOGO]
DSSF2-3605                                                   Deutsche Bank Group

Supplement to the currently effective Statement of Additional Information for the listed fund:

DWS Gold & Precious Metals Fund
--------------------------------------------------------------------------------

Effective July 31, 2009, Deutsche Investment Management Americas Inc. (the "Advisor") assumed all day-to-day advisory responsibilities for the fund that were previously delegated to Deutsche Asset Management International GmbH ("DeAMi") pursuant to an interim subadvisory agreement between the Advisor and DeAMi. All references to DeAMi are hereby deleted.


               Please Retain this Supplement for Future Reference


August 5, 2009